May 01, 2018

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Value Portfolio

(Class 1 Shares)

(the “Portfolio”)

Supplement dated October 22, 2018

to the Summary Prospectus and Prospectus dated May 1, 2018, as supplemented

Effective November 23, 2018, the Portfolio will no longer be subject to a limited offering, and all limited offering disclosure relating to the Portfolio will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE